Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories
Finished commercial product available for sale	$ 2,453	$ 2,048
Finished retail pharmacy product available for sale	396	306
Unfinished product and packaging materials	433	546
Current inventories	$ 3,282	$ 2,900